Expense Example, No Redemption {- Fidelity Europe Fund} - 10.31 Fidelity Europe Fund - AMCIZ PRO-14 - Fidelity Europe Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Europe Fund: Class A
Expense Example, No Redemption:
1 Year	$ 706
3 Years	981
5 Years	1,277
10 Years	2,116
Fidelity Advisor Europe Fund: Class M
Expense Example, No Redemption:
1 Year	515
3 Years	861
5 Years	1,231
10 Years	2,267
Fidelity Advisor Europe Fund: Class C
Expense Example, No Redemption:
1 Year	222
3 Years	685
5 Years	1,175
10 Years	2,313
Fidelity Advisor Europe Fund: Class I
Expense Example, No Redemption:
1 Year	108
3 Years	337
5 Years	585
10 Years	1,294
Fidelity Advisor Europe Fund: Class Z
Expense Example, No Redemption:
1 Year	97
3 Years	303
5 Years	525
10 Years	$ 1,166